Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	$ 956,500	$ 770,000
2018 [member] | Stillwater [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	3,000
2022 - 2023 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	957,000
No scheduled due date [member] | Rosemont [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1,000